Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income and mining tax liabilities
Property, plant and equipment	$ 559.1	$ 707.7
Environmental trust funds	42.5	52.3
Other	1.8	2.5
Gross deferred income and mining tax liabilities	603.4	762.5
Provisions, including rehabilitation accruals	(60.0)	(63.9)
Tax losses	(5.6)	(5.1)
Gross deferred income and mining tax assets	(65.6)	(69.0)
Valuation allowance for deferred tax assets	5.1	5.1
Total deferred income and mining tax assets	(60.5)	(63.9)
Net deferred income and mining taxes	542.9	698.6
Long-term liabilities	556.1	710.1
Current assets	$ (13.2)	$ (11.5)